Shareholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Loss by Component, Net of Tax (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
AOCI Attributable to Parent [Roll Forward]
Beginning balance	$ 10,837	$ 10,332
Net other comprehensive income (loss)	2	(10)
Ending balance	11,037	10,534
Employee Benefit Plan Funded Status
AOCI Attributable to Parent [Roll Forward]
Beginning balance	(95)	(95)
Other comprehensive (loss) income before reclassification	0	0
Amounts reclassified from accumulated other comprehensive loss		0
Net other comprehensive income (loss)	0	0
Ending balance	(95)	(95)
Amortization of Prior Service Cost
AOCI Attributable to Parent [Roll Forward]
Beginning balance	1	1
Other comprehensive (loss) income before reclassification	0	0
Amounts reclassified from accumulated other comprehensive loss		0
Net other comprehensive income (loss)	0	0
Ending balance	1	1
Amortization of Actuarial Loss
AOCI Attributable to Parent [Roll Forward]
Beginning balance	75	74
Other comprehensive (loss) income before reclassification	0	0
Amounts reclassified from accumulated other comprehensive loss		0
Net other comprehensive income (loss)	0	0
Ending balance	75	74
Gain (Loss) on Cash Flow Hedge
AOCI Attributable to Parent [Roll Forward]
Beginning balance	26	30
Other comprehensive (loss) income before reclassification	2	(8)
Amounts reclassified from accumulated other comprehensive loss		0
Net other comprehensive income (loss)	2	(8)
Ending balance	28	22
Gain (Loss) on Fixed-Income Securities
AOCI Attributable to Parent [Roll Forward]
Beginning balance	(1)	2
Other comprehensive (loss) income before reclassification	0	2
Amounts reclassified from accumulated other comprehensive loss		4
Net other comprehensive income (loss)	0	(2)
Ending balance	(1)	0
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent [Roll Forward]
Beginning balance	6	12
Other comprehensive (loss) income before reclassification	2	(6)
Amounts reclassified from accumulated other comprehensive loss		(4)
Net other comprehensive income (loss)	2	(10)
Ending balance	$ 8	$ 2